Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosure of Cash Flow Information
	Year ended
	December	December	December
	2012	2011	2010
	(in thousands)

Non-cash interest on acquisition consideration payable*	$940	$743	$-

Cash paid for interest	$602	$388	$833

Cash paid for income taxes	$18,475	$22,723	$14,634
* recorded within interest expense